SOUTHERN STAR ENERGY INC.

307 – 1178 Hamilton Street

Vancouver, BC V6B 2S2

January 4, 2007

VIA FACSIMILE AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention: Jay Ingram

Dear Sirs/Mesdames:

Re: Southern Star Energy Inc. (the “Company”)

                              The Company writes this letter in connection with its response to the comment letter from the Securities and Exchange Commission (the “Commission”) dated December 1, 2006.

                              Accordingly, the Company acknowledges and confirms that:

1.	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
2.	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
3.	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We trust you find the foregoing to be in order. Should you have any questions please do not hesitate to contact the undersigned.

Yours truly,

/s/ Eric Boehnke

SOUTHERN STAR ENERGY INC.